Long-term Investments - Equity Securities with Readily Determinable Fair Values (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018
Equity Securities with Readily Determinable Fair Values
Impact of adoption of new guidance for private equity fund investments (Note 5)			$ 10,267
Cost Basis		$ 201,519			$ 186,158
Gross Unrealized Gains		222,898			20,839
Gross Unrealized Losses		(80,244)			(41,061)
Other		(7,619)
Fair Value		336,554			165,936
Total cost		1,336,573	1,282,549
Unrealized (loss), net		(159,200)	(74,200)
Private equity funds
Equity Securities with Readily Determinable Fair Values
Cost Basis		66,819	58,246
Gross Unrealized Gains		18,732	16,277
Gross Unrealized Losses			(1,849)
Fair Value		85,551	72,674
Unfunded commitments related to investments		40,000
Unrealized gain		$ 4,300	4,200
Private equity funds | Minimum
Equity Securities with Readily Determinable Fair Values
Investment lock-up period		5 years
Private equity funds | Maximum
Equity Securities with Readily Determinable Fair Values
Investment lock-up period		10 years
Jupai
Equity Securities with Readily Determinable Fair Values
Cost Basis		$ 23,068	23,068
Gross Unrealized Losses		(17,909)	(7,119)
Fair Value		5,159	15,949
Total cost		7,800
Other equity securities
Equity Securities with Readily Determinable Fair Values
Cost Basis		75,442			74,844
Gross Unrealized Gains		8,467			4,562
Gross Unrealized Losses		(37,067)			(29,317)
Fair Value		46,842			$ 50,089
Pintec
Equity Securities with Readily Determinable Fair Values
Cost Basis		30,000	30,000	$ 30,000
Gross Unrealized Losses		(25,268)	(2,776)
Fair Value		4,732	27,224
Getui
Equity Securities with Readily Determinable Fair Values
Cost Basis		6,190
Gross Unrealized Gains		195,699
Other		(7,619)
Fair Value		$ 194,270
ASU 2016-01
Equity Securities with Readily Determinable Fair Values
Reclassification from AOCI to retained earnings	$ 38,700
Impact of adoption of new guidance for private equity fund investments (Note 5)	$ 10,300		$ 10,267